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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425

                          Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2004 through May 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                    OAK RIDGE
                                LARGE CAP GROWTH
                                      FUND

                                   Semiannual
                                     Report

                                     5/31/05

                                 [Logo] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                            1
Portfolio Summary                                                2
Prices and Distributions                                         3
Performance Update                                               4
Comparing Ongoing Fund Expenses                                  9
Portfolio Management Discussion                                 11
Schedule of Investments                                         15
Financial Statements                                            20
Notes to Financial Statements                                   29
Trustees, Officers and Service Providers                        36

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 5/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

U.S. stocks moved higher early in 2005, with the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average advancing to three-year highs in early March. But from then on, soaring prices for heating oil and gasoline, plus the steady ratcheting up of interest rates by the Federal Reserve Board overwhelmed sentiment and caused stocks to retrace their gains. By the end of April, the Dow Industrials, the S&P 500 and the tech-heavy NASDAQ composite were in negative territory for the year.

With investors less welcoming of risk and the economy giving mixed signals, value stocks were more resilient than growth stocks. In addition, large-capitalization stocks held up better than small- and mid-sized issues that might be more vulnerable in an economic "soft patch," in the phrase of Federal Reserve Board Chairman Alan Greenspan.

Determined to prevent damaging inflation, the Fed has repeatedly raised short-term interest rates. As a result, bond returns were modestly negative in most sectors. Fixed-income investors also became more risk-averse; high-yield and other corporate sectors retrenched after a run of stellar performance while Treasuries and mortgage-backed securities showed small declines, with long-term issues showing positive. Municipal revenue bonds trended higher even against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought at least a pause in its long, sharp drop. But the stronger dollar muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities continued to thrive on heavy demand from China and elsewhere. Meanwhile, growth in Japan may have stalled, and Europe's expansion moved ahead slowly.

We believe that the U.S. economy and corporate earnings will continue to grow at a moderate pace. Oil prices have receded from their record highs, but high energy costs and rising interest rates may be in the headlines for a while. Looking beyond present concerns, Pioneer's global investment experts continue to find stocks and bonds with attractive long-term potential for our domestic and international funds.

Expanding your opportunities

This period was like all others; different classes of investments delivered different returns. That's why allocating your portfolio across several investment categories is one way to seek wider opportunities. Pioneer's disciplined approach and growing range of products are designed to help you achieve this important objective. For thoughtful guidance on how to align your portfolio with your goals, contact your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart on the printed material]

U.S. Common Stocks                              82.3%
Temporary Cash Investment                       10.3%
Depositary Receipts/International Stocks         7.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart on the printed material]

Health Care                                     27.2%
Information Technology                          21.1%
Industrials                                     14.6%
Consumer Discretionary                          13.4%
Financials                                      11.5%
Energy                                           7.3%
Consumer Staples                                 4.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.     Genentech, Inc.         4.39%
 2.     XTO Energy, Inc.        4.22
 3.     General Electric Co.    3.14
 4.     Apache Corp.            3.09
 5.     Alcon, Inc.             3.07
 6.     Dell, Inc.              3.03
 7.     Staples, Inc.           3.03
 8.     Qualcomm, Inc.          2.97
 9.     FedEx Corp.             2.94
10.     Caremark Rx, Inc.       2.88

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class         5/31/05   11/30/04
-------        -------   --------
    A          $12.66    $12.51
    B          $12.54    $12.44
    C          $12.55    $12.45
    R          $12.45    $12.32
    Y          $12.70    $12.53

Distributions Per Share
--------------------------------------------------------------------------------

                     12/1/04 - 5/31/05
        -------------------------------------------
            Net
         Investment    Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
    A   $0.0120         $ -          $0.0376
    B       $ -         $ -          $0.0376
    C       $ -         $ -          $0.0376
    R       $ -         $ -          $0.0376
    Y       $ -         $ -          $0.0376

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of May 31, 2005)
                             Net         Public
                         Asset Value    Offering
Period                      (NAV)      Price (POP)
Life-of-Class
(3/1/99)                    1.90%        0.95%
5 Years                     0.35        -0.84
1 Year                      6.08        -0.01

[The following data was represented as a line chart on the printed material]

                                 3/99         5/01         5/03        5/05
Pioneer Oak Ridge
Large Cap Growth Fund           $10,000      $ 8,527        $6,217     $ 7,584
Russell 1000 Growth Index       $ 9,425      $10,350        $8,266     $10,260

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective 2/17/04, the maximum sales charge for Class A shares is 5.75%. POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 2004 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B and Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of May 31, 2005)
                             If           If
Period                      Held        Redeemed
Life-of-Class
(3/1/99)                    1.13%        1.13%
5 Years                    -0.42        -0.42
1 Year                      5.07         1.07

[The following data was represented as a line chart on the printed material]

                                 3/99         5/01         5/03        5/05
Pioneer Oak Ridge
Large Cap Growth Fund           $10,000      $10,807        $8,503     $10,387
Russell 1000 Growth Index       $10,000      $ 8,527        $6,217     $ 7,584

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of May 31, 2005)
                             If           If
Period                      Held        Redeemed
Life-of-Class
(3/1/99)                    1.14%        1.14%
5 Years                    -0.40        -0.40
1 Year                      5.24         5.24

[The following data was represented as a line chart on the printed material]

                                 3/99         5/01         5/03        5/05
Pioneer Oak Ridge
Large Cap Growth Fund           $10,000      $10,807        $8,503     $10,396
Russell 1000 Growth Index       $10,000      $ 8,527        $6,217     $ 7,584

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of May 31, 2005)
                             If           If
Period                      Held        Redeemed
Life-of-Class
(3/1/99)                    1.21%        1.21%
5 Years                    -0.38        -0.38
1 Year                      5.20         5.20

[The following data was represented as a line chart on the printed material]

                                 3/99         5/01         5/03        5/05
Pioneer Oak Ridge
Large Cap Growth Fund           $10,000      $10,866        $8,592     $10,440
Russell 1000 Growth Index       $10,000      $ 8,527        $6,217     $ 7,584

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class R shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of May 31, 2005)
                             If           If
Period                      Held        Redeemed
Life-of-Class
(3/1/99)                    1.94%        1.94%
5 Years                     0.39         0.39
1 Year                      6.32         6.32

[The following data was represented as a line chart on the printed material]

                                 3/99         5/01         5/03        5/05
Pioneer Oak Ridge
Large Cap Growth Fund           $10,000      $10,984        $8,773     $10,912
Russell 1000 Growth Index       $10,000      $ 8,527        $6,217     $ 7,584

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 3/1/99 to 8/10/04. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on actual returns from December 1, 2004 through May 31, 2005.

Share Class                  A              B              C              R              Y
-----------------------------------------------------------------------------------------------
 Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value On 12/1/04
 Ending Account        $1,015.90      $1,011.00      $1,011.00      $1,013.60      $1,016.50
 Value On 5/31/05
 Expenses Paid         $    6.53      $   11.03      $   11.03      $    7.78      $    5.28
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.20%, 2.20%, 1.55% and 1.05% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2004 through May 31, 2005

Share Class                  A              B              C              R              Y
-----------------------------------------------------------------------------------------------
 Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value On 12/1/04
 Ending Account        $1,018.45      $1,013.96      $1,013.96      $1,017.20      $1,019.70
 Value On 5/31/05
 Expenses Paid         $    6.54      $   11.05      $   11.05      $    7.80      $    5.29
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.20%, 2.20%, 1.55% and 1.05% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05
--------------------------------------------------------------------------------

In the following interview, David Klaskin, Pioneer Oak Ridge Large Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced performance during the six months ended May 31, 2005.

Q:   How did the market and the Fund perform during the past six months?

A: After posting robust returns in December, stocks took a breather in the first five months of 2005. While the global economy and corporate earnings growth both remained steady, investors grew concerned about the potential emergence of headwinds such as rising inflation, slowing growth or a longer than expected series of interest rate increases by the U.S. Federal Reserve. The result was that areas of the market perceived to be higher-risk - such as growth stocks and stocks in the technology sector - underperformed. Conversely, value stocks and the more defensive areas of the market did well as investors looked for potential "safe havens."

     Given our emphasis on individual stock selection, we ordinarily would welcome a potentially challenging environment such as this. However, the Fund finished slightly behind both its benchmark and peer group for the period. Class A shares of the Fund produced a total return of 1.59% at net asset value for the six-month period ended May 31, 2005, modestly underperforming the 2.51% return of the Russell 1000 Growth Index. The return of the Fund's Class A shares was slightly below the 1.89% average return of the 685 funds in our Lipper peer group, Large Cap Growth Funds.

     Although the Fund modestly underperformed in the short term, its long-term record remains very favorable in relation to its peer group. For the three- and five-year periods, Class A shares of the Fund rank in the top 17% (out of 552 funds) and 2% (out of 429 funds), respectively, among comparable funds. Past performance is no guarantee of future results, of course, but we believe our approach of using fundamental research to identify fast-growing, reasonably valued companies should continue to deliver long-term outperformance.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05                              (continued)
--------------------------------------------------------------------------------

     principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Health care is the Fund's largest sector weighting. How did your positioning within this industry affect performance?

A: Our positioning in the health-care sector was the largest positive contributor to Fund performance. Health-care stocks represent over 27% of the Fund's assets - substantially more than the benchmark - and this overweight was beneficial to performance given the sector's strong returns relative to the broader market. Performance also was helped by our strong stock selection in health care. Our top contributor was Genentech, which is a somewhat atypical investment for us since it has a high valuation compared with the sector as a whole. However, we believed the stock was worth its relatively high price due to its strong earnings prospects. Earnings came in above expectations, due in part to the strong sales of the firm's cancer drug Avastin, and the stock price rose correspondingly. We also generated strong gains within health care through holdings in Teva Pharmaceuticals, Alcon, and Caremark Rx. Overall, we continue to hold a positive view on the health-care sector, which we believe is home to a large number of companies with good earnings visibility and attractive valuations.

Q:   What other elements of the Fund's positioning helped and hurt its return?

A: Performance was boosted by both an overweight in the energy sector as well as our strong stock selection in the group. The Fund is invested not in the most well-known large-caps, but in companies that our research indicates have the ability to outperform even if the price of oil weakens. The Fund's two holdings within energy, Apache and XTO Energy, both have an impressive history of earnings and reserve growth. Although short-term "momentum players" have contributed to the strong performance of energy stocks, our view is that the sector's earnings growth is poised to remain strong for at least the next several years. We believe Apache and XTO are well positioned to benefit from this trend.

     Our stock selection was also strong within technology, a distinct positive at a time when the sector as a whole performed poorly. What's more, we chose to underweight technology due to our belief that valuations are still too high given the muted earnings prospects for most companies in the sector. Our top performer was Marvell Technology, a semiconductor company that makes the

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     computer chips used in Apple's fast-selling iPod. The Fund also benefited from a position in Texas Instruments, which outperformed the broader semiconductor group by a wide margin. We absorbed a loss in Affiliated Computer, however, and we decided to eliminate the stock from the portfolio.

     The outperformance we generated in health care, energy, and technology was offset by underperformance in three other sectors: financials, industrials, and consumer stocks. In financials, we were negatively impacted by a position in Banco Popular, which serves Hispanic customers both in the United States and throughout Latin America. Within industrials, we were hurt by a position in Tyco, which dropped sharply in early May after the company stated that rising cost pressures are likely to weigh on its bottom line over the remainder of this year. And in the consumer area, positions in eBay and International Game Technology detracted from performance. Both have been sold out of the portfolio, although we would note that these stocks made a significant contribution to the Fund's return in 2004. Fortunately, we made up for some of the resulting performance shortfall within the consumer sector through our ownership of the retailers Lowe's, Staples, and Target.

Q:   What is your outlook for the stock market?

A: In the past three years, the stock market has risen at a much faster pace than the underlying economy and in the process has reached what we believe to be a fair valuation level. This means future gains are likely to be attained by a narrower group of stocks. As a result, we expect that the return of individual stocks will be more closely correlated with their own specific fundamental trends. We therefore believe investors will have to be especially selective when it comes to both sector allocation and individual stock picking. Specifically, it will be necessary to analyze the quality of each company's earnings in order to determine how much of its growth is the result of cost cutting, currency gains, or one-time factors, and how much comes from underlying sales growth. Companies that are unable to generate growth organically may be vulnerable to underperformance. With this as a backdrop, we believe our focus on using fundamental research to find companies with strong growth trends and reasonable valuations will help the Fund deliver strong performance relative to both its peers and the market as a whole.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05                              (continued)
--------------------------------------------------------------------------------

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                                  Value
             COMMON STOCKS - 93.8%
             Energy - 6.9%
             Oil & Gas Exploration & Production - 6.9%
108,495      Apache Corp.                                          $  6,375,166
279,920      XTO Energy, Inc.                                         8,711,110
                                                                   ------------
                                                                   $ 15,086,276
                                                                   ------------
             Total Energy                                          $ 15,086,276
                                                                   ------------
             Capital Goods - 10.9%
             Aerospace & Defense - 2.0%
 63,420      L-3 Communications Holdings, Inc.                     $  4,488,868
                                                                   ------------
             Electrical Component & Equipment - 2.9%
177,830      General Electric Co.                                  $  6,487,238
                                                                   ------------
             Industrial Conglomerates - 4.0%
 77,525      Danaher Corp.                                         $  4,273,953
155,470      Tyco International, Ltd.                                 4,497,747
                                                                   ------------
                                                                   $  8,771,700
                                                                   ------------
             Industrial Machinery - 2.0%
 57,185      Ingersoll-Rand Co.                                    $  4,426,691
                                                                   ------------
             Total Capital Goods                                   $ 24,174,497
                                                                   ------------
             Transportation - 2.8%
             Air Freight & Couriers - 2.8%
 67,905      FedEx Corp.                                           $  6,072,065
                                                                   ------------
             Total Transportation                                  $  6,072,065
                                                                   ------------
             Consumer Durables & Apparel - 1.9%
             Textiles - 1.9%
146,595      Coach, Inc.*                                          $  4,257,119
                                                                   ------------
             Total Consumer Durables & Apparel                     $  4,257,119
                                                                   ------------
             Consumer Services - 2.1%
             Hotels, Resorts & Cruise Lines - 2.1%
 85,895      Carnival Corp.                                        $  4,543,846
                                                                   ------------
             Total Consumer Services                               $  4,543,846
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.
                                                                              15

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                                  Value
             Media - 1.6%
             Broadcasting & Cable Television - 1.6%
135,810      Univision Communications, Inc.*(b)                    $  3,613,904
                                                                   ------------
             Total Media                                           $  3,613,904
                                                                   ------------
             Retailing - 6.9%
             General Merchandise Stores - 2.0%
 83,475      Target Corp.                                          $  4,482,608
                                                                   ------------
             Home Improvement Retail - 2.0%
 78,625      Lowe's Companies, Inc.                                $  4,498,136
                                                                   ------------
             Specialty Stores - 2.9%
290,967      Staples, Inc.                                         $  6,264,520
                                                                   ------------
             Total Retailing                                       $ 15,245,264
                                                                   ------------
             Food, Beverage & Tobacco - 2.1%
             Soft Drinks - 2.1%
 82,478      PepsiCo, Inc.                                         $  4,640,212
                                                                   ------------
             Total Food, Beverage & Tobacco                        $  4,640,212
                                                                   ------------
             Household & Personal Products - 2.5%
             Household Products - 2.5%
 98,290      Procter & Gamble Co.                                  $  5,420,694
                                                                   ------------
             Total Household & Personal Products                   $  5,420,694
                                                                   ------------
             Health Care Equipment & Services - 19.4%
             Health Care Distributors - 7.1%
 97,375      Abbott Laboratories                                   $  4,697,370
 81,050      Johnson & Johnson                                        5,438,455
166,100      Teva Pharmaceutical Industries, Ltd. (A.D.R.) (b)        5,542,757
                                                                   ------------
                                                                   $ 15,678,582
                                                                   ------------
             Health Care Equipment - 2.1%
 60,960      Zimmer Holdings, Inc.*                                $  4,668,317
                                                                   ------------
             Health Care Services - 5.0%
133,360      Caremark Rx, Inc.*                                    $  5,955,858
 47,495      Quest Diagnostics, Inc.                                  4,986,975
                                                                   ------------
                                                                   $ 10,942,833
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.
16

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                  Value
             Health Care Supplies - 2.9%
 62,075      Alcon, Inc.*(b)                                       $  6,348,410
                                                                   ------------
             Managed Health Care - 2.3%
102,940      United Healthcare Group, Inc.                         $  5,000,825
                                                                   ------------
             Total Health Care Equipment & Services                $ 42,638,967
                                                                   ------------
             Pharmaceuticals & Biotechnology - 6.1%
             Biotechnology - 6.1%
 70,050      Amgen, Inc.*                                          $  4,383,729
114,365      Genentech, Inc.*                                         9,063,426
                                                                   ------------
                                                                   $ 13,447,155
                                                                   ------------
             Total Pharmaceuticals & Biotechnology                 $ 13,447,155
                                                                   ------------
             Banks - 3.5%
             Diversified Banks - 3.5%
108,480      Popular, Inc.                                         $  2,554,704
174,925      U.S. Bancorp                                             5,130,550
                                                                   ------------
                                                                   $  7,685,254
                                                                   ------------
             Total Banks                                           $  7,685,254
                                                                   ------------
             Diversified Financials - 5.3%
             Consumer Finance - 3.8%
 78,625      American Express Co.                                  $  4,233,956
 87,400      SLM Corp.                                                4,218,798
                                                                   ------------
                                                                   $  8,452,754
                                                                   ------------
             Diversified Financial Services - 1.5%
 71,760      Citigroup, Inc.                                       $  3,380,614
                                                                   ------------
             Total Diversified Financials                          $ 11,833,368
                                                                   ------------
             Insurance - 2.0%
             Life & Health Insurance - 2.0%
103,645      Aflac, Inc.                                           $  4,306,450
                                                                   ------------
             Total Insurance                                       $  4,306,450
                                                                   ------------
             Software & Services - 5.9%
             Application Software - 4.6%
214,250      Microsoft Corp.                                       $  5,527,650
355,150      Oracle Corp.*                                            4,553,023
                                                                   ------------
                                                                   $ 10,080,673
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                                  Value
             Internet Software & Services - 1.3%
 10,450      Google, Inc.*                                         $  2,909,280
                                                                   ------------
             Total Software & Services                             $ 12,989,953
                                                                   ------------
             Technology Hardware & Equipment - 9.5%
             Communications Equipment - 2.8%
164,400      Qualcomm, Inc.                                        $  6,125,544
                                                                   ------------
             Computer Hardware - 4.2%
157,055      Dell, Inc.*                                           $  6,264,924
 39,320      IBM Corp.                                                2,970,626
                                                                   ------------
                                                                   $  9,235,550
                                                                   ------------
             Technology Distributors - 2.5%
 89,230      Fisher Scientific International, Inc.*                $  5,573,306
                                                                   ------------
             Total Technology Hardware & Equipment                 $ 20,934,400
                                                                   ------------
             Semiconductors - 4.4%
             Semiconductors - 4.4%
126,200      Marvell Technology Group, Ltd.*                       $  5,169,152
162,025      Texas Instruments, Inc.                                  4,478,370
                                                                   ------------
                                                                   $  9,647,522
                                                                   ------------
             Total Semiconductors                                  $  9,647,522
                                                                   ------------
             TOTAL COMMON STOCKS
             (Cost $194,121,207)                                   $206,536,946
                                                                   ------------

   Principal
    Amount
                 TEMPORARY CASH INVESTMENTS - 10.7%
                 Repurchase Agreement - 5.3%
$11,700,000      UBS Warburg, Inc., 2.88%, dated 5/31/05,
                 repurchase price of $11,700,000 plus
                 accrued interest on 6/1/05 collateralized
                 by $11,861,000 U.S. Treasury Bill, 3.875%,
                 5/15/09                                           $ 11,700,000
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.
18

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                  Value
               Security Lending Collateral - 5.4%
11,918,588     Securities Lending Investment Fund, 2.988%          $ 11,918,588
                                                                   ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $23,618,588)                                  $ 23,618,588
                                                                   ------------
               TOTAL INVESTMENTS IN SECURITIES - 104.5%
               (Cost $217,739,795) (a)                             $230,155,534
                                                                   ------------
               OTHER ASSETS AND LIABILITIES - (4.5)%               $ (9,979,956)
                                                                   ------------
               TOTAL NET ASSETS - 100.0%                           $220,175,578
                                                                   ============

*    Non-income producing security

(A.D.R.) American Depositary Receipt

(a) At May 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $217,763,171 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                         $14,384,810
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                          (1,992,447)
                                                                               -----------
      Net unrealized gain                                                      $12,392,363
                                                                               ===========

(b)  At May 31, 2005, the following securities were out on loan:

                                                                        Market
     Shares                           Security                          Value
       48,521     Alcon, Inc.*                                      $ 4,963,698
      113,567     Teva Pharmaceutical Industries, Ltd. (A.D.R.)       3,793,138
      104,004     Univision Communications Inc.*                      2,766,506
                                                                    -----------
                  Total                                             $11,523,343
                                                                    ===========

Purchases and sales of securities (excluding temporary cash investments) for the period ended May 31, 2005 aggregated $146,207,353 and $27,009,156, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $11,523,343) (cost $217,739,795)                           $230,155,534
  Cash                                                               53,034
  Receivables -
    Investment securities sold                                    1,234,257
    Fund shares sold                                              2,501,958
    Dividends, interest and foreign taxes withheld                  123,725
  Due from Pioneer Investment Management, Inc.                       21,495
  Other                                                              29,959
                                                               ------------
      Total assets                                             $234,119,962
                                                               ------------
LIABILITIES:
  Payables -
    Investment securities purchased                            $  1,569,857
    Fund shares repurchased                                         187,476
    Upon return of securities loaned                             11,918,588
  Due to affiliates                                                 237,114
  Accrued expenses                                                   31,349
                                                               ------------
      Total liabilities                                        $ 13,944,384
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $210,398,577
  Undistributed net investment loss                                (263,505)
  Accumulated net realized loss on investments                   (2,375,233)
  Net unrealized gain on investments                             12,415,739
                                                               ------------
      Total net assets                                         $220,175,578
                                                               ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $87,286,588/6,895,166 shares)              $      12.66
                                                               ============
  Class B (based on $10,998,955/877,131 shares)                $      12.54
                                                               ============
  Class C (based on $42,274,880/3,367,247 shares)              $      12.55
                                                               ============
  Class R (based on $450,831/36,199 shares)                    $      12.45
                                                               ============
  Class Y (based on $79,164,324/6,234,510 shares)              $      12.70
                                                               ============
MAXIMUM OFFERING PRICE:
  Class A ($12.66 [divided by] 94.25%)                         $      13.43
                                                               ============

   The accompanying notes are an integral part of these financial statements.
20

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $15,664)   $631,165
  Interest                                                127,220
                                                         --------
      Total investment income                                          $   758,385
                                                                       -----------
EXPENSES:
  Management fees                                        $529,493
  Transfer agent fees and expenses
    Class A                                                50,254
    Class B                                                14,485
    Class C                                                25,321
    Class R                                                   221
    Class Y                                                   383
  Distribution fees
    Class A                                                75,415
    Class B                                                37,099
    Class C                                               141,257
    Class R                                                   872
  Administrative reimbursements                            11,621
  Custodian fees                                           24,292
  Registration fees                                       114,259
  Professional fees                                        31,216
  Printing expense                                         21,478
  Fees and expenses of nonaffiliated trustees               4,068
  Miscellaneous                                             4,332
                                                         --------
      Total expenses                                                   $ 1,086,066
                                                                       -----------
      Less management fees waived and expenses
        reimbursed by Pioneer Investment
        Management, Inc.                                                   (63,187)
      Less fees paid indirectly                                             (1,240)
                                                                       -----------
      Net expenses                                                     $ 1,021,639
                                                                       -----------
        Net investment loss                                            $  (263,254)
                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                     $(2,351,258)
                                                                       -----------
  Change in net unrealized gain on investments                         $ 6,840,367
                                                                       -----------
  Net gain on investments                                              $ 4,489,109
                                                                       -----------
    Net increase in net assets resulting from
      operations                                                       $ 4,225,855
                                                                       ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/05 and the Year Ended 11/30/04

                                                             Six Months
                                                                Ended
                                                               5/31/05          Year Ended
                                                             (unaudited)         11/30/04
FROM OPERATIONS:
Net investment income (loss)                               $   (263,254)      $    38,503
Net realized gain (loss) on investments                      (2,351,258)          458,972
Change in net unrealized gain on investments                  6,840,367         4,058,786
                                                           ------------       -----------
  Net increase in net assets resulting from operations     $  4,225,855       $ 4,556,261
                                                           ------------       -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.01 and $0.00 per share, respectively)        $    (38,754)      $         -
Net realized gain:
  Class A ($0.04 and $0.00 per share, respectively)            (127,600)                -
  Class B ($0.04 and $0.00 per share, respectively)             (14,533)                -
  Class C ($0.04 and $0.00 per share, respectively)             (55,224)                -
  Class R ($0.04 and $0.00 per share, respectively)                (468)                -
  Class Y ($0.04 and $0.00 per share, respectively)            (104,654)                -
                                                           ------------       -----------
    Total distributions to shareowners                     $   (341,233)      $         -
                                                           ------------       -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $139,846,882       $78,209,845
Reinvestment of distributions                                   168,603                 -
Cost of shares repurchased                                  (11,218,503)       (3,912,204)
                                                           ------------       -----------
  Net increase in net assets resulting from fund share
    transactions                                           $128,796,982       $74,297,641
                                                           ------------       -----------
  Net increase in net assets                               $132,681,604       $78,853,902
NET ASSETS:
Beginning of period                                          87,493,974         8,640,072
                                                           ------------       -----------
End of period (including undistributed net investment
  income (loss) of $(263,505) and $38,503,
  respectively)                                            $220,175,578       $87,493,974
                                                           ============       ===========

   The accompanying notes are an integral part of these financial statements.
22

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  '05 Shares     '05 Amount      '04 Shares      '04 Amount
                                 (unaudited)    (unaudited)
CLASS A
Shares sold                        4,304,051    $ 53,311,035       2,438,104    $ 28,924,606
Reinvestment of distributions          9,762         125,458              --              --
Less shares repurchased             (390,704)     (4,812,250)       (239,133)     (2,828,936)
                                ------------    ------------    ------------    ------------
  Net increase                     3,923,109    $ 48,624,243       2,198,971    $ 26,095,670
                                ============    ============    ============    ============
CLASS B
Shares sold                          611,696    $  7,526,528         352,602    $  4,199,647
Reinvestment of distributions            853          10,922              --              --
Less shares repurchased              (69,881)       (857,408)        (18,139)       (214,920)
                                ------------    ------------    ------------    ------------
  Net increase                       542,668    $  6,680,042         334,463    $  3,984,727
                                ============    ============    ============    ============
CLASS C
Shares sold                        2,591,746    $ 31,974,932       1,187,476    $ 14,209,299
Reinvestment of distributions          2,206          28,268              --              --
Less shares repurchased             (399,401)     (4,910,578)        (14,780)       (175,679)
                                ------------    ------------    ------------    ------------
  Net increase                     2,194,551    $ 27,092,622       1,172,696    $ 14,033,620
                                ============    ============    ============    ============
CLASS R
Shares sold                           24,793    $    304,318          12,445    $    145,876
Reinvestment of distributions             37             465              --              --
Less shares repurchased               (1,067)        (12,513)             (9)           (117)
                                ------------    ------------    ------------    ------------
  Net increase                        23,763    $    292,270          12,436    $    145,759
                                ============    ============    ============    ============
CLASS Y
Shares sold                        3,778,970    $ 46,730,069       2,563,682    $ 30,730,417
Reinvestment of distributions            270           3,490              --              --
Less shares repurchased              (50,303)       (625,754)        (58,109)       (692,552)
                                ------------    ------------    ------------    ------------
  Net increase                     3,728,937    $ 46,107,805       2,505,573    $ 30,037,865
                                ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                        Ended
                                                       5/31/05      Year Ended    Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                              (unaudited)     11/30/04      11/30/03     11/30/02     11/30/01     11/30/00
Net asset value, beginning of period                   $ 12.51       $ 11.18         $10.74       $ 12.41      $ 13.89      $12.45
                                                       -------       -------         ------       -------      -------      ------
Increase (decrease) from investment
 operations:
 Net investment loss                                   $ (0.01)      $ (0.01)        $(0.11)      $ (0.10)     $ (0.07)     $(0.09)
 Net realized and unrealized gain (loss)
  on investments                                          0.21          1.34           1.17         (1.57)       (1.41)       1.53
                                                       -------       -------         ------       -------      -------      ------
  Net increase (decrease) from investment
    operations                                         $  0.20       $  1.33         $ 1.06       $ (1.67)     $ (1.48)     $ 1.44
Distributions to shareowners:
 Net investment income                                   (0.01)            -              -             -            -           -
 Net realized gain                                       (0.04)            -          (0.62)            -            -           -
                                                       -------       -------         ------       -------      -------      ------
Net increase (decrease) in net asset
  value                                                $  0.15       $  1.33         $ 0.44       $ (1.67)     $ (1.48)     $ 1.44
                                                       -------       -------         ------       -------      -------      ------
Net asset value, end of period                         $ 12.66       $ 12.51         $11.18       $ 10.74      $ 12.41      $13.89
                                                       =======       =======         ======       =======      =======      ======
Total return*                                             1.59%        11.90%         10.63%       (13.46)%     (10.66)%     11.57%
Ratio of net expenses to average net assets+              1.30%**       1.57%          2.00%         2.00%        2.00%       2.00%
Ratio of net investment loss to average net
  assets+                                                (0.23)%**     (0.11)%        (1.06)%       (1.00)%      (0.60)%     (0.68)%
Portfolio turnover rate                                     40%**         29%            53%           26%          19%         25%
Net assets, end of period (in thousands)               $87,287       $37,193         $8,640       $ 8,069      $ 2,733      $2,530
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                            1.47%**       2.42%          2.77%         3.21%        5.24%       4.72%
  Net investment loss                                    (0.39)%**     (0.97)%        (1.83)%       (2.21)%      (3.84)%     (3.40)%
Ratios with waiver of management fees and assumption
  of expenses by PIM and reduction for fees
  paid indirectly:
  Net expenses                                            1.30%**       1.57%          2.00%         2.00%        2.00%       2.00%
  Net investment loss                                    (0.23)%**     (0.11)%        (1.06)%       (1.00)%      (0.60)%     (0.68)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
24

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended           2/17/04 (a)
                                                             5/31/05              to
CLASS B                                                    (unaudited)         11/30/04
Net asset value, beginning of period                        $ 12.44             $11.86
                                                            -------             ------
Increase from investment operations:
  Net investment loss                                       $ (0.05)            $(0.02)
  Net realized and unrealized gain on investments              0.19               0.60
                                                            -------             ------
   Net increase from investment operations                  $  0.14             $ 0.58
Distributions to shareowners:
  Net realized gain                                           (0.04)                 -
                                                            -------             ------
Net increase in net asset value                             $  0.10             $ 0.58
                                                            -------             ------
Net asset value, end of period                              $ 12.54             $12.44
                                                            =======             ======
Total return*                                                  1.10%              4.89%
Ratio of net expenses to average net assets+                   2.21%**            2.53%**
Ratio of net investment loss to average net assets+           (1.13)%**          (0.72)%**
Portfolio turnover rate                                          40%**              29%
Net assets, end of period (in thousands)                    $10,999             $4,161
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
  Net expenses                                                 2.44%**            2.94%**
  Net investment loss                                         (1.37)%**          (1.13)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                                 2.20%**            2.52%**
  Net investment loss                                         (1.12)%**          (0.72)%**

(a)  Class B shares were first publicly offered on February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended           2/17/04 (a)
                                                             5/31/05              to
CLASS C                                                    (unaudited)         11/30/04
Net asset value, beginning of period                        $ 12.45            $ 11.86
                                                            -------            -------
Increase from investment operations:
  Net investment loss                                       $ (0.05)           $ (0.01)
  Net realized and unrealized gain on investments              0.19               0.60
                                                            -------            -------
   Net increase from investment operations                  $  0.14            $  0.59
Distributions to shareowners:
  Net realized gain                                           (0.04)                 -
                                                            -------            -------
Net increase in net asset value                             $  0.10            $  0.59
                                                            -------            -------
Net asset value, end of period                              $ 12.55            $ 12.45
                                                            =======            =======
Total return*                                                  1.10%              4.97%
Ratio of net expenses to average net assets+                   2.20%**            2.39%**
Ratio of net investment loss to average net assets+           (1.13)%**          (0.40)%**
Portfolio turnover rate                                          40%**              29%
Net assets, end of period (in thousands)                    $42,275            $14,601
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
  Net expenses                                                 2.23%**            2.71%**
  Net investment loss                                         (1.16)%**          (0.72)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                                 2.20%**            2.38%**
  Net investment loss                                         (1.13)%**          (0.40)%**

(a)  Class C shares were first publicly offered on February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
26

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended           2/17/04 (a)
                                                             5/31/05              to
CLASS R                                                    (unaudited)         11/30/04
Net asset value, beginning of period                         $12.32             $11.86
                                                             ------             ------
Increase from investment operations:
  Net investment loss                                        $(0.03)            $(0.01)
  Net realized and unrealized gain on investments              0.20               0.47
                                                             ------             ------
   Net increase from investment operations                   $ 0.17             $ 0.46
Distributions to shareowners:
  Net realized gain                                           (0.04)                 -
                                                             ------             ------
Net increase in net asset value                              $ 0.13             $ 0.46
                                                             ------             ------
Net asset value, end of period                               $12.45             $12.32
                                                             ======             ======
Total return*                                                  1.36%              3.88%
Ratio of net expenses to average net assets+                   1.55%**            1.78%**
Ratio of net investment loss to average net assets+           (0.46)%**          (0.15)%**
Portfolio turnover rate                                          40%**              29%
Net assets, end of period (in thousands)                     $  451             $  153
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
  Net expenses                                                 1.68%**            2.06%**
  Net investment loss                                         (0.59)%**          (0.43)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                                 1.55%**            1.78%**
  Net investment loss                                         (0.46)%**          (0.15)%**

(a)  Class R shares were first publicly offered on February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended          8/11/04 (a)
                                                               5/31/05              to
CLASS Y                                                      (unaudited)         11/30/04
Net asset value, beginning of period                           $ 12.53          $ 11.33
                                                               -------          -------
Increase from investment operations:
  Net investment income (loss)                                 $ (0.00)(b)      $  0.03
  Net realized and unrealized gain on investments                 0.21             1.17
                                                               -------          -------
     Net increase from investment operations                   $  0.21          $  1.20
Distributions to shareowners:
  Net realized gain                                              (0.04)               -
                                                               -------          -------
Net increase in net asset value                                $  0.17          $  1.20
                                                               -------          -------
Net asset value, end of period                                 $ 12.70          $ 12.53
                                                               =======          =======
Total return*                                                     1.65%           10.59%
Ratio of net expenses to average net assets+                      1.05%**          1.09%**
Ratio of net investment income to average net assets+             0.03%**          2.97%**
Portfolio turnover rate                                             40%**            29%
Net assets, end of period (in thousands)                       $79,164          $31,385
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
  Net expenses                                                    1.05%**          1.19%**
  Net investment income                                           0.03%**          2.87%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                                    1.05%**          1.09%**
  Net investment income                                           0.03%**          2.97%**

(a)  Class Y shares were first publicly offered on August 11, 2004.
(b)  Amount rounds to less than ($0.01) cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
28

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Oak Ridge Large Cap Growth Fund (the Fund) is one of two series of portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, organized on February 13, 2004, is the successor to the Oak Ridge Large Cap Equity Fund. Oak Ridge Large Cap Equity Fund, one of two series of portfolios that comprised Oak Ridge Funds, Inc., transferred all of the net assets of Class A shares in exchange for the Fund's Class A shares in a one-to-one exchange ratio, on February 17, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Oak Ridge Large Cap Equity Fund on February 10, 2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class B, Class C and Class R were first publicly offered on February 17, 2004. Class Y shares were first publicly offered on August 11, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     There were no distributions paid during the fiscal year ended November 30, 2004. The tax character of distributions paid during the year ended November 30, 2003 was as follows:

--------------------------------------------------------------------------------
                                    2003
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income             $       -
   Long-term capital gain        461,097
                               ---------
    Total                      $ 461,097
                               =========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2004:

--------------------------------------------------------------------------------
                                          2004
--------------------------------------------------------------------------------
  Undistributed ordinary income    $    38,503
  Undistributed long-term gain         301,880
  Unrealized appreciation            5,551,996
                                   -----------
    Total                          $ 5,892,379
                                   ===========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $53,474 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2005.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
     Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund.

Prior to the reorganization, Oak Ridge Large Cap Equity Fund was advised by Oak Ridge, which received an annual fee equal to 0.60% of its average daily net assets.

Through August 31, 2005 PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.50% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B, Class C, Class R and Class Y shares will be reduced only to the extent that such expenses are reduced for Class A shares.

Effective December 1, 2004, PIM has agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.30%, 2.20%, 2.20% and 1.55% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through April 1, 2008 for Class A shares and through April 1, 2006 for Class B, Class C and Class R shares. Pioneer expects to continue its limitation of expenses unless the expense limit agreement with the fund is terminated pursuant to the terms of the expense limit agreement. However, there can be no assurance that Pioneer will extend the expense limitation beyond April 1, 2008 for Class A shares and April 1, 2006 for Class B, Class C and Class R shares. The fund may terminate the expense limit agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement to be in the best interests of the fund and its shareholders.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2005, $160,875 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $13,194 in transfer agent fees payable to PIMSS at May 31, 2005.

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $63,045 in distribution fees payable to PFD at May 31, 2005. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 13, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C and Class R shares within one year of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the CDSCs are paid to PFD. For the six months ended May 31, 2005, CDSCs in the amount of $7,573 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2005, the Fund's expenses were reduced by $1,240 under such arrangements.

6.   Subsequent Event

On January 7, 2005 Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and
(ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM. On December 28, 2004, shareholders of the Fund approved a new Sub-Advisory Agreement between PIM and Oak Ridge, in anticipation of the acquisition causing the existing agreement to terminate.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

     Trustees                                      Officers
     John F. Cogan, Jr., Chairman                  John F. Cogan, Jr., President
     David R. Bock                                 Osbert M. Hood, Executive
     Mary K. Bush                                    Vice President
     Margaret B.W. Graham                          Vincent Nave, Treasurer
     Osbert M. Hood                                Dorothy E. Bourassa, Secretary
     Marguerite A. Piret
     Stephen K. West
     John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                          ask.pioneer@piog.com
 (for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                                     PIONEER
                            -----------------------


                                    OAK RIDGE

                                SMALL CAP GROWTH

                                      FUND


                                   Semiannual
                                     Report


                                     5/31/05

[LOGO] PIONEER
       Investments(R)

 Table of Contents
-------------------------------------------------

Letter to Shareowners                         1
Portfolio Summary                             2
Prices and Distributions                      3
Performance Update                            4
Comparing Ongoing Fund Expenses               7
Portfolio Management Discussion               9
Schedule of Investments                      13
Financial Statements                         19
Notes to Financial Statements                26
Trustees, Officers and Service Providers     32

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 5/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. stocks moved higher early in 2005, with the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average advancing to three-year highs in early March. But from then on, soaring prices for heating oil and gasoline, plus the steady ratcheting up of interest rates by the Federal Reserve Board overwhelmed sentiment and caused stocks to retrace their gains. By the end of April, the Dow Industrials, the S&P 500 and the tech-heavy NASDAQ composite were in negative territory for the year.

With investors less welcoming of risk and the economy giving mixed signals, value stocks were more resilient than growth stocks. In addition, large-capitalization stocks held up better than small- and mid-sized issues that might be more vulnerable in an economic "soft patch," in the phrase of Federal Reserve Board Chairman Alan Greenspan.

Determined to prevent damaging inflation, the Fed has repeatedly raised short-term interest rates. As a result, bond returns were modestly negative in most sectors. Fixed-income investors also became more risk-averse; high-yield and other corporate sectors retrenched after a run of stellar performance while Treasuries and mortgage-backed securities showed small declines, with long-term issues showing positive. Municipal revenue bonds trended higher even against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought at least a pause in its long, sharp drop. But the stronger dollar muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities continued to thrive on heavy demand from China and elsewhere. Meanwhile, growth in Japan may have stalled, and Europe's expansion moved ahead slowly.

We believe that the U.S. economy and corporate earnings will continue to grow at a moderate pace. Oil prices have receded from their record highs, but high energy costs and rising interest rates may be in the headlines for a while. Looking beyond present concerns, Pioneer's global investment experts continue to find stocks and bonds with attractive long-term potential for our domestic and international funds.

Expanding your opportunities

This period was like all others; different classes of investments delivered different returns. That's why allocating your portfolio across several investment categories is one way to seek wider opportunities. Pioneer's disciplined approach and growing range of products are designed to help you achieve this important objective. For thoughtful guidance on how to align your portfolio with your goals, contact your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.



Respectfully,



/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/05

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                              83.7%
Temporary Cash Investment                       16.3%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Health Care                                     22.7%
Industrials                                     22.7%
Information Technology                          21.0%
Financials                                      12.3%
Materials                                        5.6%
Consumer Discretionary                           5.4%
Energy                                           4.6%
Consumer Staples                                 3.5%
Utilities                                        2.2%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Jarden Corp.                          3.30%
 2.   American Medical Systems Holdings     3.16
 3.   CRA International, Inc.               2.78
 4.   American Healthways, Inc.             2.69
 5.   Waste Connections, Inc.               2.67
 6.   SRA International, Inc.               2.65
 7.   ProAssurance Corp.                    2.64
 8.   Trimble Navigation, Ltd.              2.59
 9.   Idex Corp.                            2.54
10.   Knight Transportation, Inc.           2.51

*This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   5/31/05   11/30/04
------- --------- ---------
    A   $22.96    $22.86
    B   $22.74    $22.74
    C   $21.38    $21.39

Distributions Per Share
--------------------------------------------------------------------------------

                     12/1/04 - 5/31/05
                     -----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
    A    $       -     $       -       $0.2101
    B    $       -     $       -       $0.2101
    C    $       -     $       -       $0.2101

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund at public offering price, compared to that of the Russell 2000 Growth Index.

Average Annual Total Returns
(As of May 31, 2005)

                      Net         Public
                  Asset Value    Offering
Period               (NAV)      Price (POP)
 10 Years           12.66%       11.99%
 5 Years             6.81         5.55
 1 Year             16.59         9.89

[The following data was represented as a mountain chart in the printed material]

  Date             Value          Russell 2000
                                  Growth Index
5/31/1995          $9,422          $10,000
                  $14,814          $14,460
5/31/1997         $15,971          $13,678
                  $20,210          $15,844
5/31/1999         $17,178          $16,468
                  $22,325          $19,711
5/31/2001         $24,569          $16,608
                  $22,963          $13,981
5/31/2003         $21,275          $12,637
                  $26,620          $16,400
5/31/2005         $31,035          $17,120

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective 2/17/04, the maximum sales charge for Class A shares is 5.75%. POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class A and Class B shares of the Fund from January 3, 1994 to February 13, 2004 is the performance of Oak Ridge Small Cap Equity Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class A and Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. Pioneer Oak Ridge Small Cap Growth Fund was created through the reorganization of the predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns

--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to that of the Russell 2000 Growth Index.

Average Annual Total Returns
(As of May 31, 2005)
                      If         If
Period               Held     Redeemed
 10 Years            11.82%      11.82%
 5 Years              6.02        6.02
 1 Year              15.65       11.65

[The following data was represented as a mountain chart in the printed material]

  Date               Value       Russell 2000
                                 Growth Index
5/31/1995            $10,000       $10,000
                     $15,604       $14,460
5/31/1997            $16,699       $13,678
                     $20,973       $15,844
5/31/1999            $17,696       $16,468
                     $22,827       $19,711
5/31/2001            $24,935       $16,608
                     $23,131       $13,981
5/31/2003            $21,271       $12,637
                     $26,434       $16,400
5/31/2005            $30,571       $17,120

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class B shares of the Fund from January 3, 1994 to February 13, 2004 is the performance of Oak Ridge Small Cap Equity Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class A and Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. Pioneer Oak Ridge Small Cap Growth Fund was created through the reorganization of the predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund at public offering price, compared to that of the Russell 2000 Growth Index.

Average Annual Total Returns
(As of May 31, 2005)
                         If         If
Period                  Held     Redeemed
 10 Years              11.82%      11.82%
 5 Years                6.00        6.00
 1 Year                15.61       15.61

[The following data was represented as a mountain chart in the printed material]

  Date               Value       Russell 2000
                                 Growth Index
3/31/1997            $10,000       $10,000
                     $11,058       $11,370
                     $13,889       $13,170
5/31/1999            $11,719       $13,689
                     $15,117       $16,385
5/31/2001            $16,513       $13,806
                     $15,318       $11,621
5/31/2003            $14,086       $10,504
                     $17,503       $13,633
5/31/2005            $20,235       $14,230

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value / $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund


Based on actual returns from December 1, 2004 through May 31, 2005

Share Class                                      A              B              C
----------------------------------------------------------------------------------
 Beginning Account Value On 12/1/04*       $1,000.00      $1,000.00      $1,000.00
 Ending Account Value (after expenses)     $1,013.40      $1,009.00      $1,009.10
 On 5/31/05
 Expenses Paid During Period*              $    7.08      $   11.02      $   11.12

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, 2.20%, and 2.22% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund


Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2004 through May 31, 2005

Share Class                                      A              B              C
----------------------------------------------------------------------------------
 Beginning Account Value On 12/1/04*       $1,000.00      $1,000.00      $1,000.00
 Ending Account Value (after expenses)     $1,017.90      $1,013.96      $1,013.86
 On 5/31/05
 Expenses Paid During Period*              $    7.09      $   11.05      $   11.15

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, 2.20%, and 2.22% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05
--------------------------------------------------------------------------------

In the following interview, David Klaskin, Pioneer Oak Ridge Small Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced performance for the six months ended May 31, 2005.

Q:   How did the market and the Fund perform during the past six months?

A: After posting robust returns in December, stocks took a breather in the first five months of 2005. While the global economy and corporate earnings growth both remained steady, investors grew concerned about the potential emergence of headwinds such as rising inflation, slowing growth or a longer than expected series of interest-rate increases by the U.S. Federal Reserve. The result was that areas of the market perceived to be higher-risk - such as growth stocks and small-cap issues - underperformed. Conversely, value stocks and the more defensive areas of the market did well as investors looked for potential "safe havens." The underperformance of small-cap stocks represented a notable shift in the market environment, given that small-caps outperformed their large-cap counterparts in each of the six calendar years from 1998 through 2004.

Q:   How did the Fund perform?

A: Class A shares of the Fund produced a total return of 1.34% at net asset value for the six-month period ended May 31, 2005, outpacing the -2.10% return of the Fund's benchmark, the Russell 2000 Growth Index. The Fund also beat the -1.17% average return of the 523 funds in its Lipper peer group, Small-Cap Growth Funds. Our long-term rankings are favorable as well: for the three- and five-year periods ended May 31, Class A shares of the Fund rank in the top 13% (out of 419 funds) and 10% (out of 316 funds), respectively, among comparable funds.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     We are pleased with the Fund's outperformance in a potentially difficult period. Amid an uncertain market environment, we believe

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05                              (continued)
--------------------------------------------------------------------------------

     our approach of using fundamental research to identify fast-growing, reasonably valued companies was critical in our ability to deliver market-beating returns. Naturally, past performance is no guarantee of future results.

Q: Energy stocks, which make up a relatively small portion of the small-cap asset class, generally did very well during the past six months. How did your positioning in this group impact Fund performance?

A: The Fund's performance was helped substantially by the strong returns we generated through our positions in the energy sector. The most significant positive contributor was Southwestern Energy, whose large and growing reserves not only led to near-term increases in its earnings estimates, but also should, in our view, drive growth for the next five to ten years. Quicksilver Resources, which operates in areas such as Wyoming, California, and Michigan, also performed very well on a strong growth outlook. Our third winner in energy was Denbury Resources. The company pumps carbon dioxide into existing wells, which increases the pressure and makes it easier to extract oil and gas that otherwise would be difficult to remove. The rising price of oil has made this service more economical for energy companies and provided a positive underpinning for Denbury's stock price.

     Looking ahead, we remain optimistic on the energy industry as a whole. Although short-term "momentum players" have contributed to the strong performance of energy stocks, our view is that the sector's earnings growth is poised to remain strong for at least the next several years. We believe the companies we own in the Fund are well positioned to benefit from this trend.

Q:   What other factors helped performance?

A: We benefited from an overweight position in the health-care sector, which outperformed the broader market. We continue to believe the health-care sector, which is home to a large number of companies with good earnings visibility and attractive valuations, is fertile ground for finding compelling investment opportunities. Our stock selection in the sector was strong, with takeover announcements benefiting the performance of two Fund holdings. In February, Medco Health Solutions announced plans to buy Accredo Health, and CTI Molecular Imaging was bought out by Siemens in May. Another winner of note was American Healthways. The company is in the business known as "disease

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     management," an area that is experiencing very strong growth. Disease management firms are hired by insurance companies to work directly with people who have illnesses to help them take proactive measures to keep their illnesses from getting worse. The growing popularity of this service, which helps reduce insurance companies' benefit payments, helped propel the stock to a gain of over 25% during the Fund's semiannual reporting period.

     Our stock selection in the consumer sector was also beneficial to performance. The Fund's top performer was Jarden, which owns an array of consumer brands including Coleman and Mr. Coffee. The company is growing both organically and through acquisitions, and investors bid its price up over 26% during the six-month period. Wolverine World Wide, the shoe company; and Church & Dwight, which sells a variety of consumer and household products, also were additive to performance.

Q:   What aspects of the Fund's positioning detracted from performance?

A: Our stock selection in technology - the Fund's second largest sector weighting behind health care - detracted from returns. We generally avoid "traditional" technology stocks, such as semiconductors, whose performance is closely tied to market sentiment and/or broader economic trends. Instead, we focus on companies that we believe can generate earnings growth through their strong positions within specific markets. For example, positions in Trimble Navigation, which makes global positioning systems for commercial applications; SRA International, which offers consulting services and business solutions; and Charles River International, another consulting firm, all were strong performers for the Fund. Unfortunately, we gave back some ground through the poor performance of other tech holdings such as Avocent, Cree Research, Scansource, and Kronos. We remain underweight in tech based on our belief that valuations are still too high given the muted earnings prospects for most companies in the sector.

Q:   What is your broad view of the small-cap asset class?

A: The market environment for small-cap stocks was outstanding in 2003 and 2004, and that was reflected in the performance results of the asset class. However, one element of the market backdrop was not as favorable for the Fund, and that was investors' willingness to take on more risk by investing in the lowest-quality stocks, the type of stocks that we tend to avoid. Now, we are seeing an element of risk aversion coming back into the

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05                            (continued)
--------------------------------------------------------------------------------

     market. We believe this will actually help the Fund's relative performance given our focus on higher-quality companies and stocks on the larger end of the small-cap asset class. Further, it is important to keep in mind that investors who buy this Fund are not buying an index fund that will necessarily perform in line with the entire small-cap asset class. Instead, they are buying a select portfolio of companies that we believe offer a compelling combination of strong growth prospects and attractive valuations. We believe our approach will allow the Fund to deliver outperformance even if the investment environment for small-caps becomes more challenging.


     Investments in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

     Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------------


 Shares                                                       Value
             COMMON STOCKS - 94.9%
             Energy - 4.4%
             Oil & Gas Exploration & Production - 4.4%
117,575      Denbury Resources, Inc.*                      $  3,760,049
341,000      Petrohawk Energy Corp.*(b)                       2,980,340
 60,500      Quicksilver Resources, Inc.*(b)                  3,158,100
                                                           ------------
                                                           $  9,898,489
                                                           ------------
             Total Energy                                  $  9,898,489
                                                           ------------
             Materials - 5.4%
             Commodity Chemicals - 2.2%
209,845      Airgas, Inc.                                  $  5,036,280
                                                           ------------
             Metal & Glass Containers - 3.2%
139,750      Jarden Corp.*                                 $  7,110,480
                                                           ------------
             Total Materials                               $ 12,146,760
                                                           ------------
             Capital Goods - 9.0%
             Aerospace & Defense - 4.6%
 91,470      Engineered Support Systems                    $  3,567,330
107,800      MTC Technologies, Inc.*                          3,614,534
119,290      SI International, Inc.*                          3,381,872
                                                           ------------
                                                           $ 10,563,736
                                                           ------------
             Industrial Machinery - 4.4%
116,615      Gardner Denver, Inc.*                         $  4,472,185
142,455      Idex Corp.                                       5,471,697
                                                           ------------
                                                           $  9,943,882
                                                           ------------
             Total Capital Goods                           $ 20,507,618
                                                           ------------
             Commercial Services & Supplies - 7.5%
             Diversified Commercial Services - 4.7%
105,100      CRA International, Inc.*                      $  5,989,649
205,950      Navigant Consulting, Inc.*(b)                    4,724,493
                                                           ------------
                                                           $ 10,714,142
                                                           ------------
             Environmental & Facilities Services - 2.8%
  9,305      Stericycle, Inc.*                             $    461,714
155,315      Waste Connections, Inc.*                         5,759,080
                                                           ------------
                                                           $  6,220,794
                                                           ------------
             Total Commercial Services & Supplies          $ 16,934,936
                                                           ------------

The accompanying notes are an integral part of these financial statements.    13

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------------


 Shares                                                       Value
             Transportation - 5.0%
             Air Freight & Couriers - 1.7%
144,075      Hub Group, Inc.*                             $  3,959,181
                                                          ------------
             Trucking - 3.3%
221,132      Knight Transportation, Inc.                  $  5,406,677
  3,000      Universal Truckload Services, Inc.*                50,100
 27,360      UTI Worldwide, Inc.*                            2,017,800
                                                          ------------
                                                          $  7,474,577
                                                          ------------
             Total Transportation                         $ 11,433,758
                                                          ------------
             Consumer Durables & Apparel - 2.3%
             Footwear - 2.3%
226,542      Wolverine World Wide, Inc.                   $  5,205,935
                                                          ------------
             Total Consumer Durables & Apparel            $  5,205,935
                                                          ------------
             Consumer Services - 1.1%
             Education Services - 1.1%
 50,865      Laureate Education, Inc.*                    $  2,375,396
                                                          ------------
             Total Consumer Services                      $  2,375,396
                                                          ------------
             Retailing - 1.8%
             Specialty Stores - 1.8%
 72,240      Guitar Center, Inc.*                         $  4,116,958
                                                          ------------
             Total Retailing                              $  4,116,958
                                                          ------------
             Food & Drug Retailing - 2.2%
             Food Distributors - 2.2%
156,308      United Natural Foods, Inc.*                  $  5,070,632
                                                          ------------
             Total Food & Drug Retailing                  $  5,070,632
                                                          ------------
             Household & Personal Products - 1.1%
             Household Products - 1.1%
 68,992      Church & Dwight Co., Inc.                    $  2,494,751
                                                          ------------
             Total Household & Personal Products          $  2,494,751
                                                          ------------
             Health Care Equipment & Services - 21.2%
             Health Care Equipment - 10.2%
341,095      American Medical Systems Holdings*           $  6,808,256
163,260      ArthroCare Corp.*                               5,263,502
 51,169      Biosite, Inc.*(b)                               2,799,456

14    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------


 Shares                                                      Value
             Health Care Equipment & Services - (continued)
112,090      Haemonetics Corp.*                             $  4,562,063
160,775      Palomar Medical Technologies*(b)                  3,673,709
                                                            ------------
                                                            $ 23,106,986
                                                            ------------
             Health Care Services - 10.0%
102,225      Accredo Health, Inc.*                          $  4,581,724
147,530      American Healthways, Inc.*(b)                     5,793,503
271,158      HealthExtras, Inc.*                               4,647,648
 83,010      Horizon Health Corp.*                             3,639,989
310,490      Option Care, Inc.*(b)                             4,129,517
                                                            ------------
                                                            $ 22,792,381
                                                            ------------
             Health Care Supplies - 1.0%
 16,875      Cooper Co., Inc.                               $  1,114,594
 17,370      Dade Behring Holdings, Inc.*                      1,161,185
                                                            ------------
                                                            $  2,275,779
                                                            ------------
             Total Health Care Equipment & Services         $ 48,175,146
                                                            ------------
             Pharmaceuticals & Biotechnology - 0.4%
             Pharmaceuticals - 0.4%
 30,000      PRA International, Inc.*                       $    780,900
                                                            ------------
             Total Pharmaceuticals & Biotechnology          $    780,900
                                                            ------------
             Banks - 4.6%
             Diversified Banks - 1.7%
119,000      Integra Lifesciences Holdings*                 $  3,976,980
                                                            ------------
             Regional Banks - 2.9%
 94,225      East West Bancorp, Inc.                        $  3,169,729
 99,440      PrivateBancorp, Inc.                              3,360,078
                                                            ------------
                                                            $  6,529,807
                                                            ------------
             Total Banks                                    $ 10,506,787
                                                            ------------
             Diversified Financials - 2.2%
             Investment Banking & Brokerage - 2.2%
128,340      Portfolio Recovery Associates, Inc.*           $  5,057,879
                                                            ------------
             Total Diversified Financials                   $  5,057,879
                                                            ------------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                  Value
            Insurance - 2.9%
            Property & Casualty Insurance - 2.9%
 22,125     HCC Insurance Holdings, Inc.*             $    867,521
145,320     ProAssurance Corp.*                          5,684,918
                                                      ------------
                                                      $  6,552,439
                                                      ------------
            Total Insurance                           $  6,552,439
                                                      ------------
            Real Estate - 1.8%
            Real Estate Management & Development- 1.8%
 98,500     Jones Lang LaSalle, Inc.*                 $  4,177,385
                                                      ------------
            Total Real Estate                         $  4,177,385
                                                      ------------
            Software & Services - 10.1%
            Application Software - 6.2%
119,630     Kronos, Inc.*                             $  5,402,491
161,700     Progress Software Corp.*                     4,716,788
110,135     Verint Systems, Inc.*                        3,854,725
                                                      ------------
                                                      $ 13,974,004
                                                      ------------
            Data Processing & Outsourced Services - 1.0%
 14,000     Alliance Data Systems Corp.*              $    528,080
 26,465     Global Payments, Inc. (b)                    1,834,024
                                                      ------------
                                                      $  2,362,104
                                                      ------------
            It Consulting & Other Services - 2.9%
 20,100     Cognizant Tech Solutions Corp.*           $    964,800
168,440     SRA International, Inc.*                     5,718,538
                                                      ------------
                                                      $  6,683,338
                                                      ------------
            Total Software & Services                 $ 23,019,446
                                                      ------------
            Technology, Hardware & Equipment - 9.8%
            Computer Hardware - 1.4%
 95,685     Stratasys, Inc.*(b)                       $  3,096,367
                                                      ------------
            Computer Storage & Peripherals - 2.1%
105,045     Micros Systems, Inc.*                     $  4,724,924
                                                      ------------
            Electronic Manufacturing Services - 4.6%
157,075     Benchmark Electronics, Inc.*              $  4,974,564
140,300     Trimble Navigation, Ltd.*                    5,571,313
                                                      ------------
                                                      $ 10,545,877
                                                      ------------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         Shares                                                      Value
                   Technology Distributors - 1.7%
      8,900        Fisher Scientific International, Inc.*        $    555,894
     67,130        Scansource, Inc.*                                3,295,412
                                                                 ------------
                                                                 $  3,851,306
                                                                 ------------
                   Total Technology, Hardware & Equipment        $ 22,218,474
                                                                 ------------
                   Utilities - 2.1%
                   Gas Utilities - 2.1%
     69,450        Southwestern Energy Co.*                      $  4,847,610
                                                                 ------------
                   Total Utilities                               $  4,847,610
                                                                 ------------
                   TOTAL COMMON STOCKS
                   (Cost $195,809,900)                           $215,521,299
                                                                 ------------
   Principal
     Amount
                   TEMPORARY CASH INVESTMENTS - 18.5%
                   Repurchase Agreement - 7.6%
$17,100,000        UBS Warburg, Inc., 2.88%, dated 5/31/05,
                   repurchase price of $17,100,000 plus
                   accrued interest on 6/1/05 collateralized
                   by $17,334,000 U.S. Treasury Bill,
                   3.875%, 5/15/09                               $ 17,100,000
                                                                 ------------
     Shares
                   Security Lending Collateral - 10.9%
 24,825,259        Securities Lending Investment Fund, 2.98%     $ 24,825,259
                                                                 ------------
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $41,925,259)                            $ 41,925,259
                                                                 ------------
                   TOTAL INVESTMENT IN SECURITIES - 113.4%
                   (Cost $237,735,159) (a)                       $257,446,558
                                                                 ------------
                   OTHER ASSETS AND LIABILITIES - (13.4)%        $(30,443,486)
                                                                 ------------
                   TOTAL NET ASSETS - 100.0%                     $227,003,072
                                                                 ============

The accompanying notes are an integral part of these financial statements.    17

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

*    Non-income producing security


(a) At May 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $237,735,160 was as follows:

     Aggregate gross unrealized gain for all investments in which there is
     an excess of value over tax cost                                         $22,927,974
     Aggregate gross unrealized loss for all investments in which there is
     an excess of tax cost over value                                          (3,216,576)
                                                                              ------------
     Net unrealized gain                                                      $19,711,398
                                                                              ============

(b)  At April 30, 2005, the following securities were out on loan:

                                                                                   Market
    Shares                    Security                                             Value
     122,146     American Healthways, Inc.*(b)                                 $ 4,796,673
      33,725     Biosite, Inc.*(b)                                               1,845,095
      20,900     Global Payments, Inc. (b)                                       1,448,370
     149,102     Navigant Consulting, Inc.*(b)                                   3,420,400
     251,100     Option Care, Inc.*(b)                                           3,339,630
      29,840     Palomar Medical Technologies*(b)                                  681,844
     323,900     Petrohawk Energy Corp.*(b)                                      2,830,886
      57,400     Quicksilver Resources, Inc.*(b)                                 2,996,280
      72,800     Stratasys, Inc.*(b)                                             2,355,808
                                                                              ------------
                 Total                                                         $23,714,986
                                                                              ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2005 aggregated $156,818,630 and $24,376,240, respectively.


18    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/05 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (including securities loaned
    of $23,714,986) (cost $237,735,159)                     $257,446,558
  Cash                                                            19,375
  Receivables -
    Investment securities sold                                   767,994
    Fund shares sold                                           2,949,101
    Dividends, interest and foreign taxes withheld                12,750
  Due from Pioneer Investment Management, Inc.                    55,202
  Other                                                           20,100
                                                            ------------
      Total assets                                          $261,271,080
                                                            ------------
LIABILITIES:
  Payables -
    Investment securities purchased                         $  8,940,213
    Fund shares repurchased                                      185,608
    Dividends                                                        286
    Upon return of securities loaned                          24,825,259
  Due to affiliates                                              275,680
  Accrued expenses                                                40,962
                                                            ------------
      Total liabilities                                     $ 34,268,008
                                                            ------------
NET ASSETS:
  Paid-in capital                                           $210,514,088
  Undistributed net investment loss                             (946,990)
  Accumulated net realized loss on investments                (2,275,425)
  Net unrealized gain on investments                          19,711,399
                                                            ------------
      Total net assets                                      $227,003,072
                                                            ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $156,054,962/6,797,512 shares)          $      22.96
                                                            ============
  Class B (based on $12,217,758/537,378 shares)             $      22.74
                                                            ============
  Class C (based on $58,730,352/2,746,799 shares)           $      21.38
                                                            ============
MAXIMUM OFFERING PRICE:
  Class A ($22.96 [divided by] 94.25%)                      $      24.36
                                                            ============

The accompanying notes are an integral part of these financial statements.    19

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of
     $284)                                        $104,792
  Interest                                         146,258
  Income from securities loaned, net                 3,874
                                                  --------
      Total investment income                                  $   254,924
                                                               -----------
EXPENSES:
  Management fees                                 $612,220
  Transfer agent fees and expenses
    Class A                                        117,008
    Class B                                         15,376
    Class C                                         40,424
  Distribution fees
    Class A                                        123,227
    Class B                                         41,015
    Class C                                        186,334
  Administrative reimbursements                     11,587
  Custodian fees                                    18,069
  Registration fees                                 62,374
  Professional fees                                 24,921
  Printing expense                                  15,008
  Fees and expenses of nonaffiliated trustees        4,246
  Miscellaneous                                      3,956
                                                  --------
      Total expenses                                           $ 1,275,765
      Less management fees waived and
        expenses reimbursed by Pioneer
        Investment Management, Inc.                                (71,524)
      Less fees paid indirectly                                     (2,327)
                                                               -----------
      Net expenses                                             $ 1,201,914
                                                               -----------
        Net investment loss                                    $  (946,990)
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                             $(2,275,324)
                                                               -----------
  Change in net unrealized gain on investments                 $ 7,027,085
                                                               -----------
  Net gain on investments                                      $ 4,751,761
                                                               -----------
    Net increase in net assets resulting from operations       $ 3,804,771
                                                               ===========

20  The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/05 and the Year Ended 11/30/04

                                                             Six Months
                                                                Ended            Year
                                                               5/31/05           Ended
                                                             (unaudited)       11/30/04
FROM OPERATIONS:
Net investment loss                                       $   (946,990)      $  (497,374)
Net realized gain (loss) on investments                     (2,275,324)        1,085,632
Change in net unrealized gain on investments                 7,027,085         7,683,037
                                                          -------------      ------------
    Net increase in net assets resulting from
     operations                                           $  3,804,771       $ 8,271,295
                                                          -------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($0.21 and $0.00 per share, respectively)     $   (609,647)      $         -
    Class B ($0.21 and $0.00 per share, respectively)          (64,441)                -
    Class C ($0.21 and $0.00 per share, respectively)         (246,052)                -
                                                          -------------      ------------
     Total distributions to shareowners                   $   (920,140)      $         -
                                                          -------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $156,890,818       $63,794,113
Reinvestment of distributions                                  652,876                 -
Cost of shares repurchased                                 (17,604,689)       (4,369,386)
                                                          -------------      ------------
    Net increase in net assets resulting from fund
     share transactions                                   $139,939,005       $59,424,727
                                                          -------------      ------------
    Net increase in net assets                            $142,823,636       $67,696,022
NET ASSETS:
Beginning of period                                         84,179,436        16,483,414
                                                          -------------      ------------
End of period (including undistributed net investment
  loss of ($946,990) and $0 respectively)                 $227,003,072       $84,179,436
                                                          =============      ============


The accompanying notes are an integral part of these financial statements.    21

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------


                                  '05 Shares    '05 Amounts
                                 (unaudited)    (unaudited)     '04 Shares    '04 Amounts
CLASS A
Shares sold                       4,772,323    $ 107,212,495    1,883,984    $ 39,213,402
Reinvestment of distributions        20,213          474,370            -               -
Less shares repurchased            (512,410)     (11,459,068)    (158,079)     (3,242,676)
                                  ---------    -------------    ---------    ------------
    Net increase                  4,280,126    $  96,227,797    1,725,905    $ 35,970,726
                                  =========    =============    =========    ============
CLASS B
Shares sold                         381,342    $   8,563,967      282,859    $  5,894,727
Reinvestment of distributions         2,010           46,876            -               -
Less shares repurchased            (107,643)      (2,400,249)     (21,191)       (438,477)
                                  ---------    -------------    ---------    ------------
    Net increase                    275,709    $   6,210,594      261,668    $  5,456,250
                                  =========    =============    =========    ============
CLASS C
Shares sold                       1,952,931    $  41,114,356      951,810    $ 18,685,984
Reinvestment of distributions         6,002          131,630            -               -
Less shares repurchased            (179,575)      (3,745,372)     (35,931)       (688,233)
                                  ---------    -------------    ---------    ------------
    Net increase                  1,779,358    $  37,500,614      915,879    $ 17,997,751
                                  =========    =============    =========    ============


22    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended
                                                                  5/31/05       Year Ended
CLASS A                                                         (unaudited)      11/30/04
Net asset value, beginning of period                            $   22.86        $ 19.62
                                                                ---------        -------
Increase (decrease) from investment operations:
 Net investment loss                                            $   (0.08)       $ (0.14)
 Net realized and unrealized gain (loss) on investments              0.39           3.38
                                                                ---------        -------
   Net increase (decrease) from investment operations           $    0.31        $  3.24
Distributions to shareowners:
 Net realized gain                                                  (0.21)             -
                                                                ---------        -------
Net increase (decrease) in net asset value                      $    0.10        $  3.24
                                                                ---------        -------
Net asset value, end of period                                  $   22.96        $ 22.86
                                                                =========        =======
Total return*                                                        1.34%         16.51%
Ratio of net expenses to average net assets+                         1.41%**        1.79%
Ratio of net investment loss to average net assets+                 (1.06)%**      (1.49)%
Portfolio turnover rate                                                36%**          24%
Net assets, end of period (in thousands)                        $ 156,055        $57,541
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.53%**        2.06%
 Net investment loss                                                (1.18)%**      (1.75)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.41%**        1.79%
 Net investment loss                                                (1.06)%**      (1.49)%

                                                              Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                                        11/30/03     11/30/02     11/30/01     11/30/00
Net asset value, beginning of period                           $ 14.43     $   18.58     $ 21.75      $ 19.60
                                                               -------     ---------     -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.25)    $   (0.22)    $ (0.24)     $ (0.28)
 Net realized and unrealized gain (loss) on investments           5.44         (1.91)       0.75         2.43
                                                               -------     ---------     -------      -------
   Net increase (decrease) from investment operations          $  5.19     $   (2.13)    $  0.51      $  2.15
Distributions to shareowners:
 Net realized gain                                                   -         (2.02)      (3.68)           -
                                                               -------     ---------     -------      -------
Net increase (decrease) in net asset value                     $  5.19     $   (4.15)    $ (3.17)     $  2.15
                                                               -------     ---------     -------      -------
Net asset value, end of period                                 $ 19.62     $   14.43     $ 18.58      $ 21.75
                                                               =======     =========     =======      =======
Total return*                                                    35.97%       (13.30)%      0.78%       10.97%
Ratio of net expenses to average net assets+                      2.00%         2.00%       2.00%        2.00%
Ratio of net investment loss to average net assets+              (1.52)%       (1.40)%     (1.25)%      (1.13)%
Portfolio turnover rate                                             48%           46%         40%          46%
Net assets, end of period (in thousands)                       $15,529     $  12,145     $14,419      $14,909
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     2.49%         2.34%       2.15%        2.09%
 Net investment loss                                             (2.01)%       (1.74)%     (1.40)%      (1.22)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     2.00%         2.00%       2.00%        2.00%
 Net investment loss                                             (1.52)%       (1.40)%     (1.25)%      (1.13)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    23

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                         Six Months
                                                            Ended
                                                           5/31/05       2/17/04(a) to
CLASS B                                                  (unaudited)       11/30/04
Net asset value, beginning of period                     $  22.74         $  19.75
                                                         --------         --------
Increase (decrease) from investment operations:
  Net investment loss                                    $  (0.14)        $  (0.09)
  Net realized and unrealized gain on investments            0.35             3.08
                                                         --------         --------
     Net increase from investment operations             $   0.21         $   2.99
Distributions to shareowners:
  Net realized gain                                         (0.21)               -
                                                         --------         --------
Net increase (decrease) in net asset value               $   0.00         $   2.99
                                                         --------         --------
Net asset value, end of period                           $  22.74         $  22.74
                                                         ========         ========
Total return*                                                0.90%           15.14%
Ratio of net expenses to average net assets+                 2.20%**          2.51%**
Ratio of net investment loss to average net assets+         (1.85)%**        (2.19)%**
Portfolio turnover rate                                        36%**            24%
Net assets, end of period (in thousands)                 $ 12,218         $  5,949
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
  Net expenses                                               2.42%**          2.51%**
  Net investment loss                                       (2.06)%**        (2.19)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                               2.20%**          2.51%**
  Net investment loss                                       (1.85)%**        (2.19)%**

(a)  Class B shares were first publicly offered February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.

24    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended
                                                                  5/31/05      Year Ended
CLASS C                                                         (unaudited)     11/30/04
Net asset value, beginning of period                            $   21.39       $ 18.50
                                                                ---------       -------
Increase (decrease) from investment operations:
 Net investment loss                                            $   (0.13)      $ (0.12)
 Net realized and unrealized gain (loss) on investments              0.33          3.01
                                                                ---------       -------
   Net increase (decrease) from investment operations           $    0.20       $  2.89
Distributions to shareowners:
 Net realized gain                                                  (0.21)            -
                                                                ---------       -------
Net increase (decrease) in net asset value                      $   (0.01)      $  2.89
                                                                ---------       -------
Net asset value, end of period                                  $   21.38       $ 21.39
                                                                =========       =======
Total return*                                                        0.91%        15.62%
Ratio of net expenses to average net assets+                         2.22%**       2.57%
Ratio of net investment loss to average net assets+                 (1.87)%**     (2.26)%
Portfolio turnover rate                                                36%**         24%
Net assets, end of period (in thousands)                        $  58,730       $20,690
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.26%**       2.59%
 Net investment loss                                                (1.91)%**     (2.28)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.22%**       2.57%
 Net investment loss                                                (1.87)%**     (2.26)%

                                                              Year Ended      Year Ended     Year Ended   Year Ended
CLASS C                                                        11/30/03        11/30/02       11/30/01     11/30/00
Net asset value, beginning of period                           $ 13.71        $  17.88        $ 21.18      $ 19.24
                                                               -------        --------        -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.36)       $  (0.33)(a)    $ (0.38)     $ (0.48)
 Net realized and unrealized gain (loss) on investments           5.15           (1.82)          0.76         2.42
                                                               -------        --------        -------      -------
   Net increase (decrease) from investment operations          $  4.79        $  (2.15)       $  0.38      $  1.94
Distributions to shareowners:
 Net realized gain                                                   -           (2.02)         (3.68)           -
                                                               -------        --------        -------      -------
Net increase (decrease) in net asset value                     $  4.79        $  (4.17)       $ (3.30)     $  1.94
                                                               -------        --------        -------      -------
Net asset value, end of period                                 $ 18.50        $  13.71        $ 17.88      $ 21.18
                                                               =======        ========        =======      =======
Total return*                                                    34.94%         (14.01)%         0.09%       10.08%
Ratio of net expenses to average net assets+                      2.75%           2.75%          2.75%        2.75%
Ratio of net investment loss to average net assets+              (2.27)%         (2.15)%        (2.00)%      (1.88)%
Portfolio turnover rate                                             48%             46%            40%          46%
Net assets, end of period (in thousands)                       $   954        $    853        $ 1,279      $ 1,331
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     3.24%           3.09%          2.90%        2.84%
 Net investment loss                                             (2.76)%         (2.49)%        (2.15)%      (1.97)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     2.75%           2.75%          2.75%        2.75%
 Net investment loss                                             (2.27)%         (2.15)%        (2.00)%      (1.88)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    25

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Oak Ridge Small Cap Growth Fund (the Fund) is one of two series of portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, organized on February 13, 2004, is the successor to the Oak Ridge Small Cap Equity Fund. Oak Ridge Small Cap Equity Fund, one of two series of portfolios that comprised Oak Ridge Funds, Inc., transferred all of the net assets of Class A and Class B shares in exchange for the Fund's Class A and Class C shares in a one-to-one exchange ratio, respectively, on February 17, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Oak Ridge Small Cap Equity Fund on February 10, 2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Class B shares were first publicly offered on February 17, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    No distributions were paid by the Fund for the fiscal years ended November 30, 2004 and 2003.

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2004:

                                        2004
---------------------------------   -----------
  Undistributed ordinary income     $         -
  Undistributed long-term gain          920,039
  Unrealized appreciation            12,684,314
                                    -----------
    Total                           $13,604,353
                                    ===========

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $68,699 in underwriting commissions on the sale of Class A shares for the six months ended May 31, 2005.


D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, and Class C shares bear different transfer agent and distribution fees.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM manages the Fund's portfolio, a wholly owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion; and 0.80% of the excess over $1 billion.

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund. Prior to the reorganization, Oak Ridge Small Cap Equity Fund was advised by Oak Ridge, which received an annual fee equal to 0.75% of its average daily net assets.

Through February 13, 2005, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A's expenses to 1.75% of the average daily net assets attributable to Class A; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

Effective December 1, 2004, Pioneer has further reduced its fund expenses to 1.40%, 2.30% and 2.30%, of the average daily net

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through April 1, 2008 for Class A and through April 1, 2006 for Class B and Class C shares. These expense limitations are in effect through April 1, 2008 for Class A shares and through April 1, 2006 for Class B and Class C shares. Pioneer expects to continue its limitation of expenses unless the expense limit agreement with the fund is terminated pursuant to the terms of the expense limit agreement. However, there can be no assurance that Pioneer will extend the expense limitation beyond April 1, 2008 for Class A shares and April 1, 2006 for Class B and Class C shares. The fund may terminate the expense limit agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement to be in the best interests of the fund and its shareholders.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On May 31, 2005, $165,003 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $22,319 in transfer agent fees payable to PIMSS at May 31, 2005.

4. Distribution Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

in due to affiliates is $88,357 in distribution fees payable to PFD at May 31, 2005.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 13, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. For the six months ended May 31, 2005, CDSCs in the amount of $19,237 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into an expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2005, the Fund's expenses were reduced by $2,327 under such arrangement.

6. Subsequent Event

On January 7, 2005 Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM. On December 28, 2004, shareholders of the Fund approved a new Sub-Advisory Agreement between PIM and Oak Ridge, in anticipation of the acquisition causing the existing agreement to terminate.

Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive
    Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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                           This page for your notes.

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                           This page for your notes.

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--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           This page for your notes.

36

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                          1-800-225-4240


Our internet e-mail address                          ask.pioneer@piog.com
(for general questions about Pioneer only)


Visit our web site:                                  www.pioneerfunds.com


Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  July 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 29, 2005

* Print the name and title of each signing officer under his or her signature.